UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2015 to November 30, 2015

Commission File Number of issuing entity: 333-168098-07

Central Index Key Number of issuing entity: 0001573600

TOYOTA AUTO RECEIVABLES 2013-A OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Katherine Adkins, Esq., (310) 468-3401

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7011158

(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California 90501

(Address of principal executive offices of the issuing entity) (Zip Code)

(310) 468-7333

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2013-A Owner Trust for the distribution period commencing on November 1, 2015 and ending on November 30, 2015 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2013-A Owner Trust for the distribution period commencing on November 1, 2015 and ending on November 30, 2015. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 11, 2015 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2013-A Owner Trust.

Item 10.	Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on November 1, 2015 and ending on November 30, 2015.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2013-A Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(not in its individual capacity, but solely as Servicer on behalf of the Issuing entity)

Date: December 22, 2015		/s/ Chris Ballinger
Chris Ballinger
Senior Vice President and
Chief Financial Officer